Other Comprehensive Income (Loss) - Income Tax Effects Allocated to AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (33,544)	$ (11,926)	$ 3,749	$ 1,408
Pretax Amount	(24,172)	(23,269)	(17,280)	4,441
Tax Effect	(1,558)	(1,651)	(1,605)	2,100
Net-of-Tax Amount	(22,614)	(21,618)	(15,675)	2,341
Ending Balance	(56,158)	(33,544)	(11,926)	3,749
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(35,041)	(13,592)	2,004
Pretax Amount	(36,341)	(22,997)	(17,143)
Tax Effect	(5,872)	(1,548)	(1,547)
Net-of-Tax Amount	(30,469)	(21,449)	(15,596)
Ending Balance	(65,510)	(35,041)	(13,592)	2,004
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	28	28	28
Ending Balance	28	28	28	28
Gain on available for sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	2,503	1,105	1,773
Pretax Amount	11,394	2,177	(1,058)
Tax Effect	4,035	779	(390)
Net-of-Tax Amount	7,359	1,398	(668)
Ending Balance	9,862	2,503	1,105	1,773
Change in AOCI related to postretirement healthcare plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,034)	533	(56)
Pretax Amount	775	(2,449)	921
Tax Effect	279	(882)	332
Net-of-Tax Amount	496	(1,567)	589
Ending Balance	$ (538)	$ (1,034)	$ 533	$ (56)